Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net loss for the year	$ (40,474)	$ (204,164)
Adjustments for:
Depletion, depreciation and amortization	67,220	94,522
Share-based payments	8,325	7,375
Income tax expense (recovery)	1,450	(58,883)
Finance costs	15,147	13,036
Acquisition costs		4,893
Impairment of non-current assets	58,739	199,688
Other	(1,492)	5,094
Operating cash flows before movements in working capital and taxes	108,915	61,561
Net change in non-cash working capital items	37,327	(21,167)
Income taxes paid	(6,217)	(7,132)
Cash generated by operating activities	140,025	33,262
Investing Activities
Expenditures on mining interests	(76,983)	(76,303)
Acquisition of property, plant and equipment	(41,625)	(35,005)
Deposits paid for acquisition of non-current assets	(1,748)	(2,942)
Proceeds from disposal of marketable securities	867
Purchase of marketable securities and silver futures derivatives		(720)
Proceeds from settlement of silver futures	2,555
Primero acquisition costs, net of cash acquired		(1,022)
Cash used in investing activities	(116,934)	(117,041)
Financing Activities
Proceeds from ATM program, net of share issue costs	81,916
Proceeds from exercise of stock options	16,663	3,943
Repayment of lease liabilities	(5,213)	(3,546)
Finance costs paid	(5,686)	(4,471)
Net proceeds from debt facilities		34,006
Repayment of debt facilities		(16,000)
Repayment of Primero's debt facilities		(106,110)
Net proceeds from convertible debentures		151,079
Repayment of Scotia debt facilities		(32,072)
Shares repurchased and cancelled		(1,386)
Cash provided by financing activities	87,680	25,443
Effect of exchange rate on cash and cash equivalents held in foreign currencies	1,225	(2,792)
Increase (decrease) in cash and cash equivalents	110,771	(58,336)
Cash and cash equivalents, beginning of the year	57,013	118,141
Cash and cash equivalents, end of year	169,009	57,013
Cash	161,268	40,352
Short-term investments	7,741	16,661
Supplemental cash flow information